Schedule of Investments
March 31, 2025
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 03/31/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/25	Value 03/31/25
Domestic Equity Funds–30.41%
Invesco Dividend Income Fund, Class R6	4.01%	$13,137,603	$61,600	$(487,399)	$315,571	$6,408	$61,600	497,472	$13,033,783
Invesco Main Street Small Cap Fund, Class R6	1.62%	5,593,393	—	—	(330,496)	—	—	250,376	5,262,897
Invesco MSCI USA ETF(b)	6.68%	22,442,626	1,085,837	(755,331)	(1,176,994)	118,278	71,542	387,619	21,714,416
Invesco QQQ Income Advantage ETF	4.92%	16,517,003	1,183,823	(293,181)	(1,451,283)	28,462	426,774	348,557	15,984,824
Invesco Russell 1000® Dynamic Multifactor ETF	2.63%	9,226,204	—	(531,026)	(162,074)	34,826	18,746	160,719	8,567,930
Invesco S&P 500 Equal Weight Income Advantage ETF	4.91%	16,323,456	—	—	(375,922)	—	381,069	324,071	15,947,534
Invesco S&P 500® Pure Value ETF(b)	4.28%	13,907,495	—	(337,911)	300,081	31,503	101,154	150,527	13,901,168
Invesco Value Opportunities Fund, Class R6	1.36%	4,897,996	—	(264,749)	(221,299)	9,507	—	212,468	4,421,455
Total Domestic Equity Funds		102,045,776	2,331,260	(2,669,597)	(3,102,416)	228,984	1,060,885		98,834,007
Fixed Income Funds–62.55%
Invesco Core Bond Fund, Class R6	25.25%	83,915,857	959,789	(3,866,930)	971,510	66,467	959,788	14,495,882	82,046,693
Invesco Core Plus Bond Fund, Class R6	24.04%	80,513,728	980,938	(4,244,090)	1,473,401	(595,705)	980,937	8,482,983	78,128,272
Invesco Floating Rate ESG Fund, Class R6	2.03%	6,882,139	149,216	(302,517)	(124,367)	(5,396)	149,216	1,007,492	6,599,075
Invesco High Yield Fund, Class R6	2.05%	6,863,710	114,806	(264,701)	(64,630)	6,783	114,806	1,896,287	6,655,968
Invesco International Bond Fund, Class R6	3.13%	10,260,796	128,805	(439,410)	263,782	(55,986)	128,805	2,308,634	10,157,987
Invesco Variable Rate Investment Grade ETF	6.05%	20,194,796	—	(491,896)	(26,187)	(600)	248,572	784,534	19,676,113
Total Fixed Income Funds		208,631,026	2,333,554	(9,609,544)	2,493,509	(584,437)	2,582,124		203,264,108
International and Global Equity Funds–6.95%
Invesco RAFI Developed Markets ex-U.S. ETF	5.45%	17,673,326	—	(1,468,391)	1,430,618	82,900	157,902	340,805	17,718,453
Invesco S&P Emerging Markets Low Volatility ETF	1.50%	4,815,812	—	(134,764)	176,088	4,298	54,468	200,204	4,861,434
Total International and Global Equity Funds		22,489,138	—	(1,603,155)	1,606,706	87,198	212,370		22,579,887
Money Market Funds–0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)	0.06%	9,123	4,321,668	(4,129,852)	—	—	4,426	200,939	200,939
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)	0.11%	—	8,025,955	(7,663,797)	—	—	8,010	362,158	362,158
Total Money Market Funds		9,123	12,347,623	(11,793,649)	—	—	12,436		563,097
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $311,933,022)	100.08%	333,175,063	17,012,437	(25,675,945)	997,799	(268,255)	3,867,815		325,241,099

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 4.34%(c)(d)	0.04%	573,775	28,137,678	(28,563,139)	—	—	12,502 (e)	148,314	148,314
Invesco Private Prime Fund, 4.46%(c)(d)	0.12%	1,495,465	61,405,949	(62,512,503)	—	—	32,300 (e)	388,794	388,911
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $537,225)	0.16%	2,069,240	89,543,627	(91,075,642)	—	—	44,802		537,225
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $312,470,247)	100.24%	$335,244,303	$106,556,064	$(116,751,587)	$997,799	$(268,255)	$3,912,617		$325,778,324
OTHER ASSETS LESS LIABILITIES	(0.24)%								(793,959)
NET ASSETS	100.00%								$324,984,365
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$324,678,002	$—	$—	$324,678,002
Money Market Funds	563,097	537,225	—	1,100,322
Total Investments	$325,241,099	$537,225	$—	$325,778,324
Invesco Income Allocation Fund